Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001227862
Registrant Name	WESTERN ASSET EMERGING MARKETS DEBT FUND INC.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES